Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative other comprehensive income [Member]	Treasury stock [Member]	Unearned ESOP Shares [Member]	Noncontrolling interests [Member]
Beginning balance at Dec. 31, 2014		$ 185,262	$ 184,394	$ 19,213	$ 9,136	$ 60,537	$ 107,040	$ 3,518	$ (13,690)	$ (1,360)	$ 868
Beginning balance, shares at Dec. 31, 2014				11,138,818	5,170,349,198
Stockholders' Equity Period Increase (Decrease)
Net income		22,894	22,894				22,894
Net income attributable to noncontrolling interests		382									382
Net income		23,276
Other comprehensive income (loss) attributable to parent, net of tax		(3,221)	(3,221)					(3,221)
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		67									67
Other comprehensive income (loss), net of tax		(3,154)
Noncontrolling interests, adjustments to Additional Paid in Capital			2			2
Noncontrolling interests											(424)
Total change in noncontrolling interests		(422)
Common stock issued		2,644	2,644			(397)	0		3,041
Common stock, shares issued					69,876,577
Common stock repurchased	[1]	(8,697)	(8,697)			250			(8,947)
Common stock repurchased, shares	[1]				(163,400,892)
Preferred stock issued to ESOP		0	0	$ 826		74				(900)
Preferred stock issued to ESOP, shares				826,598
Preferred stock released by ESOP		825	825			(73)				898
Preferred stock converted to common shares		0	0	$ (825)		107			718
Preferred stock converted to common shares, shares				(825,499)	15,303,927
Common stock warrants repurchased/exercised		(49)	(49)			(49)
Preferred stock issued		2,972	2,972	$ 3,000		(28)
Preferred stock, shares issued				120,000
Common stock dividends		(7,580)	(7,580)			62	(7,642)
Preferred stock dividends		(1,426)	(1,426)				(1,426)
Tax benefit from stock incentive compensation		453	453			453
Stock incentive compensation expense		844	844			844
Net change in deferred compensation and related plans		(1,057)	(1,057)			(1,068)			11
Net change		8,629	8,604	$ 3,001	$ 0	177	13,826	(3,221)	(5,177)	(2)	25
Net change, shares				121,099	(78,220,388)
Ending balance at Dec. 31, 2015		193,891	192,998	$ 22,214	$ 9,136	60,714	120,866	297	(18,867)	(1,362)	893
Ending balance, shares at Dec. 31, 2015				11,259,917	5,092,128,810
Stockholders' Equity Period Increase (Decrease)
Cumulative effect from change in accounting principle | Accounting Standards Update 2015-02 [Member]	[2]	121									121
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance		194,012	192,998	$ 22,214	$ 9,136	60,714	120,866	297	(18,867)	(1,362)	1,014
Net income		21,938	21,938				21,938
Net income attributable to noncontrolling interests		107									107
Net income		22,045
Other comprehensive income (loss) attributable to parent, net of tax		(3,434)	(3,434)					(3,434)
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		(17)									(17)
Other comprehensive income (loss), net of tax		(3,451)
Noncontrolling interests, adjustments to Additional Paid in Capital			2			2
Noncontrolling interests											(188)
Total change in noncontrolling interests		(186)
Common stock issued		2,386	2,386			(203)	(451)		3,040
Common stock, shares issued					63,441,805
Common stock repurchased	[1]	(8,116)	(8,116)			(250)			(7,866)
Common stock repurchased, shares	[1]				(159,647,152)
Preferred stock issued to ESOP		0	0	$ 1,150		99				(1,249)
Preferred stock issued to ESOP, shares				1,150,000
Preferred stock released by ESOP		963	963			(83)				1,046
Preferred stock converted to common shares		0	0	$ (963)		(11)			974
Preferred stock converted to common shares, shares				(963,205)	20,185,863
Common stock warrants repurchased/exercised		(17)	(17)			(17)
Preferred stock issued		2,101	2,101	$ 2,150		(49)
Preferred stock, shares issued				86,000
Common stock dividends		(7,661)	(7,661)			51	(7,712)
Preferred stock dividends		(1,566)	(1,566)				(1,566)
Tax benefit from stock incentive compensation		277	277			277
Stock incentive compensation expense		779	779			779
Net change in deferred compensation and related plans		(1,069)	(1,069)			(1,075)			6
Net change		6,485	6,583	$ 2,337	$ 0	(480)	12,209	(3,434)	(3,846)	(203)	(98)
Net change, shares				272,795	(76,019,484)
Ending balance at Dec. 31, 2016		200,497	199,581	$ 24,551	$ 9,136	60,234	133,075	(3,137)	(22,713)	(1,565)	916
Ending balance, shares at Dec. 31, 2016				11,532,712	5,016,109,326
Stockholders' Equity Period Increase (Decrease)
Cumulative effect from change in accounting principle | Accounting Standards Update 2017-12 [Member]	[3]	(213)	(213)				(381)	168
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance		200,284	199,368	$ 24,551	$ 9,136	60,234	132,694	(2,969)	(22,713)	(1,565)	916
Net income		22,183	22,183				22,183
Net income attributable to noncontrolling interests		277									277
Net income		22,460
Other comprehensive income (loss) attributable to parent, net of tax		825	825					825
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		(62)									(62)
Other comprehensive income (loss), net of tax		763
Noncontrolling interests, adjustments to Additional Paid in Capital			0			0
Noncontrolling interests											12
Total change in noncontrolling interests		12
Common stock issued		2,348	2,348			(133)	(277)		2,758
Common stock, shares issued					57,257,564
Common stock repurchased		(9,908)	(9,908)			750			(10,658)
Common stock repurchased, shares					(196,519,707)
Preferred stock issued to ESOP		0	0	$ 950		31				(981)
Preferred stock issued to ESOP, shares				950,000
Preferred stock released by ESOP		833	833			(35)				868
Preferred stock converted to common shares		0	0	$ (833)		97			736
Preferred stock converted to common shares, shares				(833,077)	14,769,445
Common stock warrants repurchased/exercised		(133)	(133)			(133)
Preferred stock issued		677	677	$ 690		(13)
Preferred stock, shares issued				27,600
Common stock dividends		(7,658)	(7,658)			50	(7,708)
Preferred stock dividends		(1,629)	(1,629)				(1,629)
Tax benefit from stock incentive compensation	[4]	0	0			0
Stock incentive compensation expense		875	875			875
Net change in deferred compensation and related plans		(845)	(845)			(830)			(15)
Net change		7,795	7,568	$ 807	$ 0	659	12,569	825	(7,179)	(113)	227
Net change, shares				144,523	(124,492,698)
Ending balance at Dec. 31, 2017		$ 208,079	$ 206,936	$ 25,358	$ 9,136	$ 60,893	$ 145,263	$ (2,144)	$ (29,892)	$ (1,678)	$ 1,143
Ending balance, shares at Dec. 31, 2017				11,677,235	4,891,616,628

[1]	(1)For the year ended December 31, 2015, includes $500 million related to a private forward repurchase transaction entered into in fourth quarter 2015 that settled in first quarter 2016 for 9.2 million shares of common stock. For the year ended December 31, 2016, includes $750 million related to a private forward repurchase transaction that settled in first quarter 2017 for 14.7 million shares of common stock. See Note 1 (Summary of Significant Accounting Policies) for additional information.
[2]	(2)Effective January 1, 2016, we adopted changes in consolidation accounting pursuant to Accounting Standards Update (ASU) 2015-02: Amendments to the Consolidation Analysis. Accordingly, we recorded a $121 million net increase to beginning noncontrolling interests as a cumulative-effect adjustment.
[3]	(1)Financial information has been revised to reflect the impact of the adoption in fourth quarter 2017 of Accounting Standards Update (ASU) 2017-12 – Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. See Note 1 (Summary of Significant Accounting Policies) for more information.
[4]	2)Effective January 1, 2017, we adopted Accounting Standards Update 2016-09 (Improvements to Employee Share-Based Payment Accounting). Accordingly, tax benefit from stock incentive compensation is reported in income tax expense in the consolidated statement of income.